Debt - Schedule of Financial Covenants (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about financial covenants [line items]
Credit card operations - Gross	$ 40,519	R$ 215,716	R$ 134,039
Long-term debt	$ 86,448	R$ 387,382	285,971
Coefficient ratio (lower or equal to 3)	2.50%	1.90%
Credit card operations [member]
Disclosure of detailed information about financial covenants [line items]
Credit card operations - Gross	$ 34,528	R$ 203,691	R$ 114,218